Related Party Transaction (Details Textual) (Detail) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 17, 2013
Percentage ownership of Par common stock				10.00%
Service agreement costs	$ 0	$ 0
Investor [Member]
Travel and out of pocket expenses			$ 50,000
Initial term of service agreements	1 year
Services Agreements, Renewal Term	1 year
Termination period between extension date	60 days